Loans receivable, net of allowances (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Schedule of Loan Receivables
Trade accounts receivable in our consolidated balance sheets as of December 31, 2023 and 2022 are as follows:

	As of December 31, 2023	As of December 31, 2022
Third-party credit card processors (1)	127,980	87,063
Fulfillment partners	30,310	38,545
Global distribution systems and travel incentives	10,307	12,837
Advertising	8,197	5,676
Airlines	3,297	4,144
Hotels	3,207	2,233
Others	6,904	7,429
Total accounts receivable	190,202	157,927
Allowance for credit losses	(6,809)	(10,529)
Total accounts receivable, Net	$183,393	$147,398
(1)Net of allowance for cancellations, see Note 31.
Current loans receivable in our consolidated balance sheets as of December 31, 2023 and 2022 are as follows:

	As of December 31, 2023	As of December 31, 2022
Loans receivable	$23,794	$23,360
Securitized loans receivable	10,702	3,963
Allowance for credit expected losses	(13,111)	(11,938)
Total current loans receivable, net	$21,385	$15,385

Non-current loans receivable in our consolidated balance sheets as of December 31, 2023 and 2022 are as follows:

	As of December 31, 2023	As of December 31, 2022
Loans receivable	$2,213	$1,658
Allowance for credit expected losses	(472)	(473)
Total non-current loans receivable, net	$1,741	$1,185

Financing Receivable Credit Quality Indicators
We apply the following rates which are calculated based on internal data and that are periodically assessed to check its adequacy in order to cover 100 % of the estimated credit losses of the current portfolio at each period closing.

Grade	Status	Provision Rate
B	Not overdue	1%
B	Overdue b/w 1 - 5 days	1%
D	Overdue b/w 6 - 14 days	10%
E	Overdue b/w 15 - 30 days	30%
F	Overdue b/w 31 - 60 days	50%
G	Overdue b/w 61 - 90 days	70%
G	Overdue b/w 91 - 120 days	70%
G	Overdue b/w 121 - 150 days	70%
H	Overdue b/w 151 - 360 days	100%
The credit quality analysis of loans receivable was as follows:

	As of December 31, 2023	As of December 31, 2022
1-30 days past due	$4,037	$2,590
31-60 days past due	2,133	1,402
61-90 days past due	1,773	1,218
91-120 days past due	1,214	1,202
121-150 days past due	1,131	1,361
151-180 days past due	1,647	1,504
181-210 days past due	1,094	1,293
211-240 days past due	1,043	1,311
241-270 days past due	1,017	1,344
271-300 days past due	1,219	1,141
301-330 days past due	1,145	960
331-360 days past due	1,139	833
Total past due	$18,592	$16,159
To become due	18,117	12,822
Total loans receivable	$36,709	$28,981